Description of Business (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 25, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split description	A 1-for-25 reverse share split
Common stock, shares issued	62,800,000	3,246,705		2,522,095	1,693,165
Common stock, shares outstanding	62,800,000	3,246,705		2,522,095	1,693,165
Net loss		$ (1,788,208)	$ (1,859,972)	$ (5,607,763)	$ (16,897,516)
Accumulated deficit		(42,408,062)		(40,512,019)	(34,478,253)	$ (37,806,731)	$ (37,872,197)
Cash and cash equivalents		$ 1,267,352		431,400	$ 1,371,331
Loans and convertible notes due to third parties				$ 4,500,000